STOCK BENEFIT PLANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20	$ 16.20
Employee stock ownership plan, compensation expense	$ 125	$ 120	$ 116
Employee stock ownership plan, number of shares	339,971	368,471
Employee Stock Ownership Plan Line Of Credit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	4.00%
Maturity date	Apr. 30, 2018
Employee Stock Ownership Plan Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	3.50%
Term	20 years
Maturity date	Dec. 31, 2035
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	77,019	77,019	77,019	77,019
Stock options outstanding, weighted-average remaining contractual life, years	3 years 5 months 1 day
Maximum stock options or restricted shares authorized	152,000
Contractual term	10 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	37,500	37,500	37,500	37,500
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20	$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years	1 year 2 months 30 days	2 years 2 months 30 days
Maximum stock options or restricted shares authorized	38,000
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum stock options or restricted shares authorized	38,000